Capital management (Tables)	12 Months Ended
Dec. 31, 2017
Capital management
Capital structure

	December 31,
	2017	2016
	(€ in thousands)
Equity	43,918	51,536
Share of total equity and liabilities	65.5%	82.9%
Current financial liabilities	1,162	1,297
Non-current financial liabilities	16,413	4,817
Total financial liabilities	17,575	6,114
Share of total equity and liabilities	26.2%	9.8%
Total equity and liabilities	67,031	62,139